Fixed assets - Depreciation and amortization - Depreciation period - Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Bottom of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years
Bottom of range [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years
Bottom of range [member] | Buildings
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years
Bottom of range [member] | Transmission and other network equipment
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years
Bottom of range [member] | Copper cables, optical fiber and civil works
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years
Bottom of range [member] | Computer hardware
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years
Top of range [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	15 years
Top of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	16 years
Top of range [member] | Indefeasible rights of use of submarine and terrestrial cables [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	20 years
Top of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	20 years
Top of range [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years
Top of range [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years
Top of range [member] | Buildings
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	30 years
Top of range [member] | Transmission and other network equipment
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years
Top of range [member] | Copper cables, optical fiber and civil works
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	30 years
Top of range [member] | Computer hardware
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years